Business (Details) - shares		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2025
Freehold Entities
Subsidiary, Sale of Stock [Line Items]
Business, acquisition, equity interest issued or issuable (in shares)	2,591,007	2,591,007